Note 12 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2016	2015	2014
Loss from the year before income taxes	$(5,216)	$(7,671)	$(12,726)
Statutory rate	26.00%	26.00%	26.00%
Expected income tax recovery	(1,356)	(1,994)	(3,309)
Permanent differences and other	(915)	(46)	1,646
Difference in foreign tax rates	960	247	1,011
Effect of change in future tax rates	(47)	3,397	-
Effect of dissolution of subsidiaries	-	6,339	(4,066)
Change in valuation allowance	805	(7,783)	661
Total income tax expense (recovery)	$(553)	$160	$(4,057)
	2016	2015	2014
Current income tax expense (recovery)	$-	$-	$(124)
Deferred income tax expense (recovery)	(553)	160	(3,933)
Total income taxes	$(553)	$160	$(4,057)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2016	2015

Deferred income tax assets:
Non-capital loss carry forward	$15,016	$13,085
Resource expenditures	4,052	4,611
Equipment	146	131
Share issue and legal costs	3	11
Other	1,881	1,926
	21,098	19,764
Valuation allowance	(17,618)	(16,577)
Net deferred income tax assets	$3,480	$3,187

Deferred income tax liabilities:
Foreign exchange on loan	$(150)	$(306)
Mineral property interests	(6,345)	(6,448)
Net deferred income tax liabilities	$(6,495)	$(6,754)

Net deferred income tax liabilities	$(3,015)	$(3,567)